Accrued Expenses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of accrued expenses
Lab services and supplies	$ 72,044	$ 64,768
Professional fees	48,265	173,829
Consultant fees	15,495	52,000
Interest	$ 17,826	10,804
Expense reimbursement		$ 4,000
Other	$ 2,083
Total accrued expenses	$ 155,713	$ 305,401